LKCM BALANCED FUND
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

COMMON STOCKS - 68.0%	Shares	Value
Aerospace & Defense - 2.1%
Honeywell International, Inc.	5,700	$951,729
L3Harris Technologies, Inc.	5,850	1,215,805
		2,167,534
Banks - 3.6%
Bank of America Corp.	47,900	1,446,580
Cullen/Frost Bankers, Inc.	11,100	1,467,642
Zions Bancorp N.A.	15,100	767,986
		3,682,208
Beverages - 2.4%
The Coca-Cola Co.	21,400	1,198,828
PepsiCo, Inc.	7,550	1,232,613
		2,431,441
Biotechnology - 1.3%
Charles River Laboratories International, Inc. (a)	5,250	1,033,200
Neogen Corp. (a)	20,000	279,400
		1,312,600
Chemicals - 6.1%
Air Products and Chemicals, Inc.	6,000	1,396,380
Corteva, Inc.	18,858	1,077,735
DuPont de Nemours, Inc.	12,658	637,963
Ecolab, Inc.	5,700	823,194
FMC Corp.	12,400	1,310,680
Linde PLC (b)	3,900	1,051,401
		6,297,353
Commercial Services & Supplies - 3.0%
Cintas Corp.	2,700	1,048,113
Waste Connections, Inc. (b)	8,900	1,202,657
Waste Management, Inc.	5,250	841,102
		3,091,872
Communications Equipment - 1.2%
QUALCOMM, Inc.	11,200	1,265,376

Computers & Peripherals - 2.1%
Apple, Inc.	15,950	2,204,290

Construction Materials - 1.1%
Martin Marietta Materials, Inc.	3,400	1,095,106

Diversified Financials - 2.4%
JPMorgan Chase & Co.	13,000	1,358,500
Moody's Corp.	4,650	1,130,461
		2,488,961
Diversified Telecommunication Services - 1.0%
Verizon Communications, Inc.	26,341	1,000,168

Electrical Equipment & Instruments - 1.5%
Emerson Electric Co.	8,800	644,336
Rockwell Automation, Inc.	4,175	898,084
		1,542,420
Electronic Equipment & Instruments - 0.9%
Trimble, Inc. (a)	16,750	909,023

Electronic Equipment, Instruments & Components - 1.0%
Teledyne Technologies, Inc. (a)	2,950	995,537

Food & Drug Retailing - 1.2%
Walmart, Inc.	9,100	1,180,270

Health Care Equipment & Supplies - 2.0%
Alcon, Inc. (b)	17,900	1,041,422
PerkinElmer, Inc.	8,150	980,690
		2,022,112
Household Durables - 0.5%
Newell Brands, Inc.	40,000	555,600

Household Products - 2.0%
Colgate-Palmolive Co.	16,100	1,131,025
Kimberly-Clark Corp.	4,900	551,446
The Procter & Gamble Co.	3,250	410,312
		2,092,783
Internet & Catalog Retail - 1.2%
Amazon.com, Inc. (a)	11,200	1,265,600

IT Consulting & Services - 2.5%
Broadridge Financial Solutions, Inc.	7,250	1,046,320
PayPal Holdings, Inc. (a)	6,100	525,027
Visa, Inc. - Class A	5,650	1,003,722
		2,575,069
Life Sciences Tools & Services - 2.6%
Danaher Corp.	5,100	1,317,279
Thermo Fisher Scientific, Inc.	2,600	1,318,694
		2,635,973
Machinery - 1.5%
Fortive Corp.	9,350	545,105
Xylem, Inc.	11,800	1,030,848
		1,575,953
Media & Entertainment - 3.3%
Alphabet, Inc. - Class C (a)	15,000	1,442,250
The Walt Disney Co. (a)	13,700	1,292,321
Meta Platforms, Inc. (a)	5,175	702,144
		3,436,715
Metals & Mining - 0.7%
Newmont Goldcorp Corp.	18,100	760,743

Oil & Gas & Consumable Fuels - 6.2%
Chevron Corp.	8,395	1,206,110
ConocoPhillips	14,100	1,442,994
Coterra Energy, Inc.	24,000	626,880
EOG Resources, Inc.	4,450	497,198
Kinder Morgan, Inc.	80,000	1,331,200
Pioneer Natural Resources Co.	5,650	1,223,395
		6,327,777
Personal Products - 1.0%
The Estee Lauder Cos., Inc. - Class A	4,600	993,140

Pharmaceuticals - 3.3%
Abbott Laboratories	10,000	967,600
Merck & Co., Inc.	14,500	1,248,740
Zoetis, Inc.	8,026	1,190,176
		3,406,516
Real Estate Investment Trusts - 1.1%
American Tower Corp.	5,500	1,180,850

Road & Rail - 1.0%
Union Pacific Corp.	5,275	1,027,676

Software - 4.9%
Adobe, Inc. (a)	1,850	509,120
Microsoft Corp.	6,750	1,572,075
Oracle Corp.	16,500	1,007,655
Roper Technologies, Inc.	2,600	935,064
Salesforce, Inc. (a)	6,850	985,304
		5,009,218
Software & Services - 1.0%
Akamai Technologies, Inc. (a)	12,800	1,028,096

Specialty Retail - 1.3%
The Home Depot, Inc.	5,000	1,379,700

Textiles, Apparel & Luxury Goods - 1.0%
NIKE, Inc. - Class B	12,000	997,440

TOTAL COMMON STOCKS
(Cost $48,410,328)		69,935,120

	Principal
CORPORATE BONDS - 31.3%	Amount	Value
Aerospace & Defense - 2.0%
Honeywell International, Inc.:
2.300%, 08/15/2024
Callable 07/15/2024	$250,000	240,222
1.350%, 06/01/2025
Callable 05/01/2025	750,000	691,249
L3Harris Technologies, Inc.
3.850%, 06/15/2023
Callable 05/15/2023	900,000	896,069
Raytheon Technologies Corp.
3.700%, 12/15/2023
Callable 09/15/2023	250,000	247,893
		2,075,433
Banks - 1.4%
Comerica Bank
2.500%, 07/23/2024	300,000	287,755
The Bank of New York Mellon Corp.
2.200%, 08/16/2023
Callable 06/16/2023	200,000	196,150
Truist Bank:
3.200%, 04/01/2024
Callable 03/01/2024	250,000	244,287
4.050%, 11/03/2025
Callable 09/03/2025	385,000	374,039
3.300%, 05/15/2026
Callable 04/15/2026	400,000	371,668
		1,473,899
Beverages - 1.0%
Keurig Dr Pepper, Inc.
2.550%, 09/15/2026
Callable 06/15/2026	750,000	677,831
PepsiCo, Inc.
2.375%, 10/06/2026
Callable 07/06/2026	435,000	400,253
		1,078,084
Biotechnology - 1.2%
AbbVie, Inc.
3.200%, 05/14/2026
Callable 02/14/2026	600,000	561,800
Amgen, Inc.:
3.625%, 05/22/2024
Callable 02/22/2024	250,000	245,854
2.600%, 08/19/2026
Callable 05/19/2026	450,000	412,962
		1,220,616
Chemicals - 1.0%
Air Products and Chemicals, Inc.
1.850%, 05/15/2027
Callable 03/15/2027	675,000	595,729
Ecolab, Inc.
2.700%, 11/01/2026
Callable 08/01/2026	500,000	463,552
		1,059,281
Communications Equipment - 1.3%
Cisco Systems, Inc.
2.200%, 09/20/2023
Callable 07/20/2023	750,000	733,604
QUALCOMM, Inc.
2.900%, 05/20/2024
Callable 03/20/2024	600,000	583,650
		1,317,254
Computers & Peripherals - 0.3%
Apple, Inc.:
2.500%, 02/09/2025	250,000	238,908
3.200%, 05/13/2025	55,000	53,288
		292,196
Consumer Finance - 0.6%
American Express Co.
3.000%, 10/30/2024
Callable 09/29/2024	650,000	627,959

Diversified Financials - 0.6%
JPMorgan Chase & Co.:
3.875%, 02/01/2024	275,000	272,004
3.875%, 09/10/2024	200,000	195,818
3.200%, 06/15/2026
Callable 03/15/2026	200,000	185,898
		653,720
Diversified Telecommunication Services - 1.1%
AT&T, Inc.
1.700%, 03/25/2026
Callable 03/25/2023	250,000	221,733
Verizon Communications, Inc.:
3.500%, 11/01/2024
Callable 08/01/2024	750,000	732,437
2.625%, 08/15/2026	250,000	227,427
		1,181,597
Electrical Equipment & Instruments - 0.2%
Emerson Electric Co.
3.150%, 06/01/2025
Callable 03/01/2025	200,000	192,926

Electronic Equipment & Instruments - 0.5%
Trimble, Inc.
4.150%, 06/15/2023
Callable 05/15/2023	500,000	498,371

Food & Drug Retailing - 0.7%
Walmart, Inc.
3.550%, 06/26/2025
Callable 04/26/2025	700,000	683,724

Food & Staples Retailing - 0.6%
Costco Wholesale Corp.
1.375%, 06/20/2027
Callable 04/20/2027	690,000	596,684

Health Care Providers & Services - 0.1%
CVS Health Corp.
3.375%, 08/12/2024
Callable 05/12/2024	50,000	48,726

Hotels, Restaurants & Leisure - 0.5%
McDonald's Corp.
1.450%, 09/01/2025
Callable 08/01/2025	600,000	547,747

Household Products - 0.5%
Colgate-Palmolive Co
3.100%, 08/15/2027
Callable 07/15/2027	595,000	560,062

Internet & Catalog Retail - 0.2%
Amazon.com, Inc.
1.200%, 06/03/2027
Callable 04/03/2027	260,000	222,453

IT Services - 1.3%
PayPal Holdings, Inc.
1.650%, 06/01/2025
Callable 05/01/2025	700,000	645,346
Visa Inc.:
3.150%, 12/14/2025
Callable 09/14/2025	300,000	286,732
1.900%, 04/15/2027
Callable 02/15/2027	500,000	445,090
		1,377,168
Life Sciences Tools & Services - 0.9%
Danaher Corp.
3.350%, 09/15/2025
Callable 06/15/2025	250,000	239,998
Thermo Fisher Scientific, Inc.
1.215%, 10/18/2024
Callable 10/31/2022	750,000	698,303
		938,301
Machinery - 0.7%
Illinois Tool Works, Inc.
3.500%, 03/01/2024
Callable 12/01/2023	715,000	706,653

Media & Entertainment - 1.5%
Alphabet, Inc.:
3.375%, 02/25/2024	600,000	592,922
1.998%, 08/15/2026
Callable 05/15/2026	200,000	182,811
The Walt Disney Co.
1.750%, 08/30/2024
Callable 07/30/2024	810,000	766,831
		1,542,564
Multiline Retail - 0.7%
Dollar Tree, Inc.
4.000%, 05/15/2025
Callable 03/15/2025	715,000	693,656

Oil & Gas & Consumable Fuels - 2.2%
Chevron Corp.
1.995%, 05/11/2027
Callable 03/11/2027	400,000	355,144
Enterprise Products Operating, LLC
3.750%, 02/15/2025
Callable 11/15/2024	665,000	644,694
Exxon Mobil Corp.:
2.709%, 03/06/2025
Callable 12/06/2024	255,000	243,921
3.043%, 03/01/2026
Callable 12/01/2025	400,000	378,469
Kinder Morgan Energy Partners, L.P.
4.250%, 09/01/2024
Callable 06/01/2024	125,000	123,051
Schlumberger Investment SA
3.650%, 12/01/2023
Callable 09/01/2023	500,000	492,593
		2,237,872
Personal Products - 0.8%
The Estee Lauder Cos., Inc.
2.000%, 12/01/2024
Callable 11/01/2024	805,000	769,271

Pharmaceuticals - 2.9%
Abbott Laboratories:
3.400%, 11/30/2023
Callable 09/30/2023	480,000	474,470
3.875%, 09/15/2025
Callable 06/15/2025	255,000	249,773
Bristol-Myers Squibb Co.
3.625%, 05/15/2024
Callable 02/15/2024	250,000	246,332
Johnson & Johnson
0.550%, 09/01/2025
Callable 08/01/2025	735,000	656,788
Pfizer, Inc.
0.800%, 05/28/2025
Callable 04/28/2025	800,000	727,449
Zoetis Inc.
4.500%, 11/13/2025
Callable 08/13/2025	600,000	590,978
		2,945,790
Real Estate Investment Trusts - 1.1%
American Tower Corp.:
2.400%, 03/15/2025
Callable 02/15/2025	600,000	557,779
3.375%, 10/15/2026
Callable 07/15/2026	635,000	581,355
		1,139,134
Road & Rail - 0.2%
Union Pacific Corp.
3.750%, 07/15/2025
Callable 05/15/2025	200,000	195,253

Semiconductor Equipment & Products - 0.7%
Intel Corp.
2.875%, 05/11/2024
Callable 03/11/2024	255,000	248,724
3.700%, 07/29/2025
Callable 04/29/2025	500,000	487,672
		736,396
Semiconductors & Semiconductor Equipment - 0.4%
NVIDIA Corp.
3.200%, 09/16/2026
Callable 06/16/2026	400,000	380,722
Software - 2.5%
Adobe, Inc.
1.900%, 02/01/2025
Callable 01/01/2025	755,000	710,635
Fortinet, Inc.
1.000%, 03/15/2026
Callable 02/15/2026	600,000	517,418
Microsoft Corp.
3.125%, 11/03/2025
Callable 08/03/2025	230,000	221,013
Oracle Corp.:
2.500%, 04/01/2025
Callable 03/01/2025	500,000	466,411
2.950%, 05/15/2025
Callable 02/15/2025	500,000	471,218
Roper Technologies, Inc.
1.000%, 09/15/2025
Callable 08/15/2025	250,000	222,158
		2,608,853
Specialty Retail - 1.6%
Lowe's Cos, Inc.
2.500%, 04/15/2026
Callable 01/15/2026	800,000	738,624
O'Reilly Automotive, Inc.
4.200%, 04/01/2030
Callable 01/01/2030	500,000	457,333
The Home Depot, Inc.
2.800%, 09/14/2027
Callable 06/14/2027	500,000	458,481
		1,654,438
TOTAL CORPORATE BONDS
(Cost $34,753,060)		32,256,803

SHORT-TERM INVESTMENT - 0.6%
Money Market Fund - 0.6%
Invesco Short-Term Investments Trust - Government & Agency Portfolio -Institutional Shares, 2.95% (c)	612,349	612,349

TOTAL SHORT-TERM INVESTMENT
(Cost $612,349)		612,349

Total Investments - 99.9%		102,804,272
(Cost $83,775,737)
Other Assets in Excess of Liabilities - 0.1%		111,407
TOTAL NET ASSETS - 100.0%		$102,915,679

(a)	Non-income producing security.
(b)	Security is issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the Fund at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard &
Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by
U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

LKCM BALANCED FUND
Sector Classification
September 30, 2022

Sectors:	% Net Assets

Information Technology	20.6%
Health Care	14.1%
Industrials	12.2%
Consumer Staples	9.6%
Materials	8.9%
Energy	8.9%
Financials	8.7%
Consumer Discretionary	7.1%
Communication Services	6.9%
Real Estate	2.3%
Money Market Funds	0.6%
Other assets in excess of liabilities	0.1%
100.0%

Fair Value Measurement Summary at September 30, 2022 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded. Nasdaq Global Market securities are valued at the Nasdaq Official
Closing Price ("NOCP"). Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets. Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded. Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service. Futures and options on futures are valued at the settlement prices established each day on the principal exchange on which they are traded. Forward contracts are valued based on the forward rate using information provided by an independent pricing service. Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued in good faith at fair value using guidelines approved by the Board of Trustees. The Board of Trustees has established policies and procedures for that authorize the Adviser to fair value a security in good faith under certain circumstances. The Fund's may use prices provided by independent pricing services to assist in the fair valuation of the Funds' portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of September 30, 2022, the Fund's assets carried at fair value were classified as follows:

LKCM Balanced Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$69,935,120	$–	$–	$69,935,120
Corporate Bonds	–	$32,256,803	–	32,256,803
Short-Term Investment	612,349	–	–	612,349
Total Investments	$70,547,469	$32,256,803	$–	$102,804,272